OTHER NON-CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Miscellaneous non-current assets [abstract]
Finance lease receivables	$ 36	$ 84
Other assets	43	55
Total other assets	$ 79	$ 139